Investments in subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2017
Investments in subsidiary undertakings, joint ventures and associates
Schedule of group's share of the profits , net of related tax, and carrying amount of interest in joint ventures and associates, which are equity accounted

	Joint ventures and associates
	2017	2016	2015

	£m	£m	£m
Shareholder-backed business	196	161	185
PAC with-profits fund (prior to offsetting effect in movement in unallocated surplus)	106	21	53

Total	302	182	238

Schedule of direct subsidiary undertakings of the parent company

	Asia		US		UK and Europe			Unallocated to a segment (other operations)
	Insurance	Asset management	Insurance	Asset management	Insurance	Asset management	Total segment		Group total

2017
Share of profits from joint ventures and associates, net of related tax	121	60	—	—	106	15	302	—	302

2016
Share of profits from joint ventures and associates, net of related tax	94	54	—	—	21	13	182	—	182

2015
Share of profits from joint ventures and associates, net of related tax	130	41	—	—	53	14	238	—	238

Schedule of other subsidiaries, joint ventures, associates and significant holdings

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
LPI	Limited Partnership Interest
MI	Membership Interest
NSB	Non-stock basis
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

M&G Group Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential (US Holdco1) Limited	OS	100.00%

Prudential Capital Holding Company Limited	OS	100.00%

Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong

Prudential Financial Services Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Group Holdings Limited	OS	100.00%

Prudential Property Services Limited	OS	100.00%

The Prudential Assurance Company Limited	OS	100.00%

Other subsidiaries, joint ventures, associates and significant holdings of the Group—no shares held directly by the parent company, Prudential plc or its nominees

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Allied Life Brokerage Agency, Inc	OS	100.00%	400 East Court Avenue, Des Moines, IA 50309, USA

ANRP II (AIV VI FC), LP	LPI	36.58%	Cayman Corporate Centre, 27 Hospital Road, George Town, KY-9008, Cayman Islands

BOCHK Aggressive Growth Fund	OS	60.22%	27th Floor, Bank of China Tower, 1 Garden Road, Central and Western District, Hong Kong

BOCHK Balanced Growth Fund	OS	48.19%	12th Floor and 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Hong Kong

BOCHK China Equity Fund	OS	66.25%

BOCHK Conservative Growth Fund	OS	56.35%

BOCI—Prudential Asset Management Limited	OS	36.00%	27th Floor, Bank of China Tower, 1 Garden Road, Central and Western District, Hong Kong

BOCI—Prudential Trustee Limited	OS	36.00%	12th Floor and 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Hong Kong

Brier Capital LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Brooke (Holdco 1) Inc	OS	100.00%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA

Brooke Holdings (UK) (In liquidation)	OS	100.00%	c/o Mazars LLP, 45 Church Street, Birmingham, B3 2RT, UK

Brooke Life Insurance Company	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

BWAT Retail Nominee (1) Limited	OS	50.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

BWAT Retail Nominee (2) Limited	OS	50.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Calvin F1 GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Calvin F2 GP Limited	OS	100.00%

Canada Property (Trustee) No 1 Limited	OS	100.00%	Lime Grove House, Green Street, St Helier, Jersey, JE1 2ST

Canada Property Holdings Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Canada Property Jersey No. 2 Trust	OS	100.00%	Lime Grove House, Green Street, St Helier, Jersey, JE1 2ST

Canada Property Jersey Trust	OS	100.00%

Cardinal Distribution Park Management Limited	OS	66.00%	5th Floor Cavendish House, 39 Waterloo Street, Birmingham, B2 5PP, UK

Carraway Guildford (Nominee A) Limited	OS	100.00%	13 Castle Street, St Helier, Jersey, JE4 5UT

Carraway Guildford (Nominee B) Limited	OS	100.00%

Carraway Guildford General Partner Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Carraway Guildford Investments Unit Trust	OS	100.00%	13 Castle Street, St Helier, Jersey, JE4 5UT

Carraway Guildford LP	LPI	100.00%	Lloyds Chambers, 1 Portsoken Street, London, E1 8HZ, UK

Centaurus Retail LLP	LPI	50.00%	40 Broadway, London, SW1H 0BU, UK

Central Square Leeds Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 45 Church Street, Birmingham, B3 2RT, UK

Centre Capital Non-Qualified Investors IV AIV Orion, LP	LPI	76.80%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA

Centre Capital Non-Qualified Investors IV AIV-ELS, LP	LPI	76.53%

Centre Capital Non-Qualified Investors IV AIV-RA, LP	LPI	31.92%

Centre Capital Non-Qualified Investors IV, LP	LPI	73.06%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Centre Capital Non-Qualified Investors V AIV-ELS, LP	LPI	73.16%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA

Centre Capital Non-Qualified Investors V, LP	LPI	67.16%

CEP IV-A Chicago AIV, LP	LPI	31.92%	615 South Dupont Highway, Dover, DE 19901, USA

CEP IV-A CWV AIV, LP	LPI	31.95%	850 New Burton Road, Suite 201, Dover, DE 19904, USA

CEP IV-A Davenport AIV, LP	LPI	31.92%	615 South Dupont Highway, Dover, DE 19901, USA

CEP IV-A Indy AIV, LP	LPI	31.92%

CEP IV-A NMR AIV, LP	LPI	31.92%

CEP IV-A WBCT AIV, LP	LPI	31.91%

CF Prudential European QIS Fund	OS	97.68%	17 Rochester Row, London, SW1P 1QT, UK

CF Prudential Japanese QIS Fund	OS	97.64%

CF Prudential North American QIS Fund	OS	98.33%	135 Bishopsgate, London, EC2M 3UR, UK

CF Prudential Pacific Markets Trust Fund	OS	97.96%	Laurence Pountney Hill, London, EC4R 0HH, UK

CF Prudential UK Growth QIS Fund	OS	94.27%	17 Rochester Row, London, SW1P 1QT, UK

CITIC-CP Asset Management Co., Ltd.	MI	26.95%	No.128 North Zhangjiabang Road, Pudong District, Shanghai, China

CITIC-Prudential Fund Management Co., Ltd.	MI	49.00%	Level 9, HSBC Building, Shanghai IFC, 8 Century Avenue, Pudong, Shanghai, China

CITIC-Prudential Life Insurance Company Limited	MI	50.00%	East Tower, World Financial Centre, No. 1 East Third Ring Middle Road, Chaoyang District, Beijing, China

Clairvest Equity Partners IV-A LP	LPI	31.87%	22 St Clair Avenue East, Suite 1700, Toronto, ON M4T 2S3, Canada

Cribbs Causeway JV Limited	OS	50.00%	40 Broadway, London, SW1H 0BU, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Cribbs Causeway Merchants Association Limited	LBG	100.00%	The Mall at Cribbs Causeway, Bristol, BS34 5DG, UK

Cribbs Mall Nominee (1) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Curian Capital, LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Curian Clearing, LLC (Michigan)	OS	100.00%

Digital Infrastructure Investment Partners GP LLP	LPI	65.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Digital Infrastructure Investment Partners GP1 Limited	OS	100.00%

Digital Infrastructure Investment Partners LP	LPI	100.00%

Digital Infrastructure Investment Partners SLP GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Digital Infrastructure Investment Partners SLP GP1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Digital Infrastructure Investment Partners SLP GP2 Limited	OS	100.00%

Eastspring Al-Wara' Investments Berhad	OS	100.00%	16th Floor, Wisma Sime Darby, Jalan Raja Laut, 50350 Kuala Lumpur, Malaysia

Eastspring Asset Management Korea Co. Ltd.	OS	100.00%	15th Floor, Shinhan Investment Tower, 70 Yoidae-ro, Youngdungpo-gu, Seoul 07325, Korea

Eastspring Infrastructure Debt Fund L.P.	PI	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands

Eastspring Investments—Asian Local Bond Fund	OS	97.95%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments—Asian Smaller Companies Fund	OS	99.69%

Eastspring Investments—Asian Total Return Bond Fund	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Eastspring Investments—Developed and Emerging Asia Equity Fund	OS	100.00%

Eastspring Investments—Emerging Europe, Middle East and Africa Dynamic Fund	OS	100.00%

Eastspring Investments—Global Emerging Markets Customized Equity Fund	OS	99.90%

Eastspring Investments—Global Emerging Markets Dynamic Fund	OS	96.48%

Eastspring Investments—Global Low Volatility Equity Fund	OS	99.57%

Eastspring Investments—Global Technology Fund	OS	84.46%

Eastspring Investments—Japan Equity Fund	OS	85.13%

Eastspring Investments—Japan Fundamental Value Fund	OS	98.45%

Eastspring Investments—Pan European Fund	OS	56.25%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983

Eastspring Investments—US Equity Income Fund	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments—US High Yield Bond Fund	OS	32.58%

Eastspring Investments—US Total Return Bond Fund	OS	100.00%

Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong

Eastspring Investments (Luxembourg) SA	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments (Singapore) Limited	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Tower 2, Singapore 018983

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Eastspring Investments Asia Pacific Equity Fund	OS	99.93%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments Asian Bond Fund	OS	82.70%

Eastspring Investments Asian Dynamic Fund	OS	90.17%

Eastspring Investments Asian Equity Fund	OS	65.25%

Eastspring Investments Asian Equity Income Fund	OS	83.03%

Eastspring Investments Asian High Yield Bond Fund	OS	47.52%

Eastspring Investments Asian Infrastructure Equity Fund	OS	36.37%

Eastspring Investments Asian Low Volatility Equity Fund	OS	92.37%

Eastspring Investments Asian Property Securities Fund	OS	95.47%

Eastspring Investments Berhad	OS	100.00%	16th Floor, Wisma Sime Darby, Jalan Raja Laut, 50350 Kuala Lumpur, Malaysia

Eastspring Investments China Equity Fund	OS	50.03%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments Dragon Peacock Fund	OS	97.21%

Eastspring Investments European Investment Grade Bond Fund	OS	99.36%

Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam

Eastspring Investments Global Emerging Markets Bond Fund	OS	94.59%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments Global Equity Navigator Fund	OS	99.99%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Eastspring Investments Global Market Navigator Fund	OS	97.63%

Eastspring Investments Global Multi Asset Income Plus Growth Fund	OS	100.00%

Eastspring Investments Greater China Equity Fund	OS	92.37%

Eastspring Investments Hong Kong Equity Fund	OS	99.86%

Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA

Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	Suite 450, 4th Floor, Barkly Wharf East, Le Caudan Waterfront, Port Louis, Mauritius

Eastspring Investments India Equity Fund	OS	81.09%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments India Equity Open Limited	OS	100.00%	Suite 450, 4th Floor, Barkly Wharf East, Le Caudan Waterfront Port Louis, Mauritius

Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%

Eastspring Investments Latin American Equity Fund	OS	89.29%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda-Ku, Tokyo, Japan

Eastspring Investments Limited (In liquidation)	OS	100.00%	Level 6, Precinct Building 5, Unit 5, Dubai International Financial Centre, Dubai, United Arab Emirates

Eastspring Investments North America Value Fund	OS	99.97%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments Services Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Tower 2, Singapore 018983

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Eastspring Investments SICAV-FIS—Alternative Investments Fund	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments SICAV-FIS—Asia Pacific Loan Fund	OS	100.00%

Eastspring Investments SICAV-FIS Universal USD Bond Fund	OS	99.95%

Eastspring Investments SICAV-FIS Universal USD Bond II Fund	OS	100.00%

Eastspring Investments US Bond Fund	OS	28.34%

Eastspring Investments US Corporate Bond Fund	OS	86.49%

Eastspring Investments US High Investment Grade Bond Fund	OS	92.09%

Eastspring Investments US Investment Grade Bond Fund	OS	27.01%

Eastspring Investments UT Singapore ASEAN Equity Fund	OS	99.72%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983

Eastspring Investments UT Singapore Select Bond Fund	OS	90.97%

Eastspring Investments World Value Equity Fund	OS	88.41%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Real Assets Partners	OS	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands

Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No.1 Songzhi Road, Taipei 110, Taiwan

Edger Investments Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Edinburgh Park (Management) Limited	LBG	100.00%	1 Exchange Crescent, Conference Square, Edinburgh, EH3 8UL, UK

Embankment GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Embankment Nominee 1 Limited	OS	100.00%

Embankment Nominee 2 Limited	OS	100.00%

Empire Holding SARL (In liquidation)	OS	100.00%	5, rue Guillaume Kroll, L-1882, Luxembourg

Euro Salas Properties Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 90 St. Vincent Street, Glasgow, G2 5UB, UK

European Specialist Investment Funds—M&G Total Return Credit Investment Fund	OS	30.75%	80, route d'Esch, L-1470, Luxembourg

Falan GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Fashion Square ECO LP (In liquidation)	LPI	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

First Dakota, Inc	OS	50.00%	314 East Thayer Avenue, Bismarck, ND 58501, USA

Five Hotel Holding, LLC	MI	100.00%	208 South LaSalle Street, Suite 814, Chicago, IL 60604, USA

Foudry Properties Limited	OS	50.00%	Clearwater Court, Vastern Road, Reading RG1 8DB, UK

Furnival Insurance Company PCC Limited	OS	100.00%	Third Floor, La Plaiderie Chambers, La Plaiderie, St Peter Port, Guernsey, GY1 1WG

Genny GP 1 LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Genny GP 2 Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Genny GP Limited	OS	100.00%

George Digital GP 1 LLP	LPI	100.00%

George Digital GP 2 Limited	OS	100.00%

George Digital GP Limited	OS	100.00%

GGE GP Limited	OS	100.00%

Green GP Limited	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Greenpark (Reading) General Partner Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Greenpark (Reading) Nominee No. 1 Limited	OS	100.00%

GreenPark (Reading) Nominee No. 2 Limited	OS	100.00%

GS Twenty Two Limited	OS	100.00%

Hermitage Management, LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Holborn Bars Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Holtwood Limited	OS	100.00%	International House, Castle Hill, Victoria Road, Douglas, IM2 4RB, Isle of Man

Hudson Seasons, LLC	MI	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA

Hyde Holdco 1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

ICICI Prudential Asset Management Company Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India

ICICI Prudential Life Insurance Company Limited	OS	25.83%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India

ICICI Prudential Pension Funds Management Company Limited	OS	25.83%

ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India

IFC Holdings, Inc	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

Infracapital (AIRI) GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Infracapital (Belmond) GP Limited	OS	100.00%

Infracapital (Bio) GP Limited	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Infracapital (GC) GP Limited	OS	100.00%

Infracapital (IT PPP) GP Limited	OS	100.00%

Infracapital (Sense) GP Limited	OS	100.00%

Infracapital (TLSB) GP Limited	OS	100.00%

Infracapital (TLSB) SLP LP	LPI	100.00%

Infracapital ABP GP Limited (In liquidation)	OS	100.00%

Infracapital CI II Limited	OS	100.00%

Infracapital DF II GP LLP	LPI	100.00%

Infracapital DF II Limited	OS	100.00%

Infracapital Employee Feeder GP 1 LLP	LPI	100.00%

Infracapital Employee Feeder GP 2 LLP	LPI	100.00%

Infracapital Employee Feeder GP Limited	OS	100.00%

Infracapital F1 GP2 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Infracapital F2 GP1 Limited	OS	100.00%

Infracapital F2 GP2 Limited	OS	100.00%

Infracapital GP 1 LLP	LPI	100.00%

Infracapital GP 2 LLP	LPI	100.00%

Infracapital GP II Limited	OS	100.00%

Infracapital GP Limited	OS	100.00%

Infracapital Greenfield DF GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Infracapital Greenfield Partners 1 SLP GP LLP	LPI	100.00%

Infracapital Greenfield Partners 1 SLP GP1 Limited	OS	100.00%

Infracapital Greenfield Partners 1 SLP GP2 Limited	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Infracapital Greenfield Partners I Employee Feeder GP LLP	LPI	100.00%

Infracapital Greenfield Partners I GP 1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Infracapital Greenfield Partners I GP 2 Limited	OS	100.00%

Infracapital Greenfield Partners I GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Infracapital Greenfield Partners I LP	LPI	26.52%	Laurence Pountney Hill, London, EC4R 0HH, UK

Infracapital Greenfield Partners I SLP2 GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Infracapital Greenfield Partners I Subholdings GP LLP	LPI	100.00%

Infracapital Greenfield Partners I Subholdings GP1 Limited	OS	100.00%

Infracapital Long Term Income Partners GP 1 Limited (In liquidation)	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Infracapital Long Term Income Partners GP 2 Limited (In liquidation)	OS	100.00%

Infracapital Long Term Income Partners GP LLP	LPI	100.00%

Infracapital Partners II LP	LPI	31.56%

Infracapital Partners II Subholdings GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Infracapital Partners II Subholdings GP1 Limited	OS	100.00%

Infracapital Partners III GP SARL	OS	100.00%	6, rue Eugène Ruppert, L-245, Luxembourg

Infracapital Partners LP	LPI	33.04%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Infracapital RF GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Infracapital Sisu GP Limited	OS	100.00%

Infracapital SLP II GP LLP	LPI	100.00%

Infracapital SLP II LP	LPI	34.00%

Infracapital SLP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Innisfree M&G PPP LP	LPI	62.22%	Boundary House, 91-93 Charterhouse Street, London, EC1M 6HR, UK

Innisfree M&G PPP LLP	LPI	35.00%

INVEST Financial Corporation Insurance Agency Inc, of Delaware	OS	100.00%	100 West 10th Street, Wilmington, DE 19801, USA

INVEST Financial Corporation Insurance Agency Inc, of Illinois	OS	100.00%	208 South LaSalle Street, Chicago, IL 60604, USA

Investment Centers of America, Inc	OS	100.00%	314 East Thayer Avenue, Bismarck, ND 58501, USA

Jackson Charitable Foundation, Inc	NSB	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Jackson Holdings, LLC	OS	100.00%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA

Jackson National Asset Management, LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Jackson National Life (Bermuda) Limited	OS	100.00%	Cedar House, Hamilton, Bermuda

Jackson National Life Distributors, LLC	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

Jackson National Life Insurance Company	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Jackson National Life Insurance Company of New York	OS	100.00%	2900 Westchester Avenue, Suite 305, Purchase, NY 10577, USA

Jefferies Capital Partners V, LP	LPI	21.92%	1209 Orange Street, Wilmington, DE 19801, USA

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

JNL Strategic Income Fund, LLC	MI	100.00%

Lion Credit Opportunity Fund plc—Credit Opportunity Fund XV	OS	99.98%	53 Merrion Square South, Dublin 2, D02 PR63, Ireland

LIPP SARL (In liquidation)	OS	100.00%	5, rue Guillaume Kroll, L-1882, Luxembourg

Livicos Limited	OS	100.00%	Montague House, Adelaide Road, Dublin 2, D02 K039, Ireland

London Stone Investments F3 Employee Feeder GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

London Stone Investments F3 I Limited	OS	100.00%

London Stone Investments F3 II Limited	OS	100.00%

London Stone Investments F3 SP GP LLP	LPI	100.00%

M&G (Guernsey) Limited	OS	100.00%	Dorey Court, Admiral Park, St. Peter Port, Guernsey, GY1 2HT

M&G (Lux) Investment Funds 1—M&G (Lux) Floating Rate High Yield Solution	OS	93.99%	49, Avenue J.F. Kennedy, L-1855, Luxembourg

M&G Alternatives Investment Management Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Asia Property Fund	OS	54.49%	34-38, Avenue de la Liberté, L-1930, Luxembourg

M&G Corporate Bond Fund	OS	25.71%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Dividend Fund	OS	55.09%

M&G Episode Defensive Fund	OS	91.64%

M&G Episode Macro Fund	OS	22.83%

M&G European Credit Investment Fund	OS	99.98%	80, route d'Esch, L-1470, Luxembourg

M&G European High Yield Credit Investment Fund	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

M&G European Property Fund SICAV-FIS	OS	51.86%	34-38, Avenue de la Liberté, L-1930, Luxembourg

M&G European Secured Property Income Fund	U	22.97%

M&G European Select Fund	OS	39.97%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G European Strategic Value Fund	OS	71.25%

M&G Financial Services Limited	OS	100.00%

M&G Founders 1 Limited	OS	100.00%

M&G General Partner Inc	OS	100.00%	Walker House, 87 Mary Street, Grand Cayman, KY1-9002, Cayman Islands

M&G Gilt & Fixed Interest Income Fund	OS	45.22%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Global Corporate Bond Fund	OS	31.25%

M&G Global Credit Investment Fund	OS	67.28%	80, route d'Esch, L-1470, Luxembourg

M&G Global Leaders Fund	OS	24.91%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Global Select Fund	OS	20.09%

M&G IMPPP 1 Limited	OS	100.00%

M&G International Investments Limited	OS	100.00%

M&G International Investments Nominees Limited	OS	100.00%

M&G International Investments SA	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg

M&G International Investments Switzerland AG	OS	100.00%	Talstrasse 66, 8001 Zurich, Switzerland

M&G Investment Funds (10)—M&G Absolute Return Bond Fund	OS	50.23%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

M&G Investment Funds (10)—M&G Global Listed Infrastructure Fund	OS	64.83%

M&G Investment Management Limited	OS	100.00%

M&G Investments (Hong Kong) Limited	OS	100.00%	6th Floor, Alexandra House, 18 Chater Road, Central, Hong Kong

M&G Investments (Singapore) Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983

M&G Investments Japan Co., Ltd.	OS	100.00%	3-1 Toranomon, 4 Chome, Minato-ku, Tokyo, Japan

M&G Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Luxembourg SA	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg

M&G Managed Growth Fund	OS	26.14%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Management Services Limited	OS	100.00%

M&G Nominees Limited	OS	100.00%

M&G Pan European Dividend Fund	OS	25.74%

M&G PFI 2018 GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G PFI 2018 GP1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G PFI 2018 GP2 Limited	OS	100.00%

M&G PFI Carry Partnership 2016 LP	LPI	25.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G PFI Partnership 2018 LP	LPI	100.00%

M&G Platform Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Prudential Limited	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

M&G RE Espana 2016 S.L.	OS	100.00%	Plaza de Colon, Torre II, Planta 14, 28046, Madrid, Spain

M&G Real Estate Asia Holding Company Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983

M&G Real Estate Asia Pte. Ltd.	OS	100.00%

M&G Real Estate Debt Fund LP	LPI	29.20%	Dorey Court, Admiral Park, St. Peter Port, Guernsey, GY1 2HT

M&G Real Estate Funds Management SARL	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg

M&G Real Estate Japan Co., Ltd.	OS	100.00%	9th Floor, Shiroyama Trust Tower, 4-3-1 Toranomon, Minato-ku, Tokyo 105-6009, Japan

M&G Real Estate Korea Co., Ltd.	OS	100.00%	17th Floor, Kyobo Building, Jongno, Jongno-Gu, Seoul, Korea

M&G Real Estate Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G Real Estate UK Enhanced Value LP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G Real Estate UKEV (GP) LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G RED Employee Feeder GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G RED GP Limited	OS	100.00%	Dorey Court, Admiral Park, St. Peter Port, Guernsey, GY1 2HT

M&G RED II Employee Feeder GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G RED II GP Limited	OS	100.00%	Third Floor, La Plaiderie Chambers, La Plaiderie, St Peter Port, Guernsey, GY1 1WG

M&G RED II SLP GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G RED II SLP LP	LPI	28.00%

M&G RED III Employee Feeder GP Limited	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

M&G RED III GP Limited	OS	100.00%	Third Floor, La Plaiderie Chambers, La Plaiderie, St Peter Port, Guernsey, GY1 1WG

M&G RED III SLP GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

M&G RED III SLP LP	LPI	25.00%

M&G RED SLP GP Limited	OS	100.00%

M&G RED SLP LP	LPI	44.00%

M&G RPF GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G RPF Nominee 1 Limited	OS	100.00%

M&G RPF Nominee 2 Limited	OS	100.00%

M&G Securities Limited	OS	100.00%

M&G SIF Management Company (Ireland) Limited	OS	100.00%	78 Sir John Rogerson's Quay, Dublin 2, D02 RK57, Ireland

M&G UK Companies Financing Fund II LP	LPI	48.32%	Laurence Pountney Hill, London, EC4R 0HH, UK

M&G UK Property GP Limited	OS	100.00%

M&G UK Property Nominee 1 Limited	OS	100.00%

M&G UK Property Nominee 2 Limited	OS	100.00%

M&G UKCF II GP Limited	OS	100.00%

M&G UKEV (SLP) General Partner LLP	LPI	100.00%

M&G UKEV (SLP) LP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Manchester JV Limited	OS	50.00%	40 Broadway, London, SW1H 0BU, UK

Manchester Nominee (1) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

MCF S.r.l	LPI	45.00%	Via Romagnosi 18/a, 00196 Roma, Italy

Minster Court Estate Management Limited	OS	75.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Mission Plans of America, Inc	OS	100.00%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA

MM&S (2375) Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 90 St. Vincent Street, Glasgow, G2 5UB, UK

Murphy & Partners Fund, LP	LPI	21.07%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA

NAPI REIT, Inc	OS	99.00%	300 E Lombard Street, Baltimore, MD 21202, USA

National Planning Corporation	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

National Planning Holdings, Inc	OS	100.00%

North Sathorn Holdings Company Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand

Nova Sepadu Sdn. Bhd. (In liquidation)	OS	51.00%	Suite 1005, 10th Floor Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia

Oaktree Business Park Limited	OS	12.50%	Laurence Pountney Hill, London, EC4R 0HH, UK

Old Kingsway, LP	LPI	100.00%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA

Optimus Point Management Company Limited	OS	100.00%	Barratt House, Cartwright Way, Bardon Hill, Coalville, Leicestershire, LE67 1UF, UK

Pacus (UK) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong

PCA Life Assurance Co. Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei 11047, Taiwan

PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

PGDS (UK One) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

PGDS (US One), LLC	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

PGF Management Company (Ireland) Limited	OS	50.00%	5 George's Dock, Dublin 1, D01 X8N7, Ireland

PPM America Capital Partners II, LLC	MI	63.45%	874 Walker Road, Suite C, Dover, DE 19904, USA

PPM America Capital Partners III, LLC	MI	60.50%

PPM America Capital Partners IV, LLC	MI	34.50%

PPM America Capital Partners V, LLC	MI	34.00%

PPM America Capital Partners VI, LLC	MI	32.00%

PPM America Capital Partners, LLC	MI	52.50%

PPM America Private Equity Fund II, LP	LPI	99.81%

PPM America Private Equity Fund III, LP	LPI	99.81%

PPM America Private Equity Fund IV, LP	LPI	99.84%

PPM America Private Equity Fund, LP	LPI	99.60%

PPM America Private Equity Fund V, LP	LPI	99.84%

PPM America Private Equity Fund VI, LP	LPI	99.85%

PPM America, Inc	OS	100.00%

PPM Capital (Holdings) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

PPM CLO 2018-1 Ltd.	PS	100.00%	Queensgate House, South Church Street, George Town, Grand Cayman KY1-1102, Cayman Islands

PPM Finance, Inc	OS	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA

PPM Holdings, Inc	OS	100.00%

PPM Loan Management Company LLC	MI	100.00%

PPM Loan Management Holding Company LLC	MI	100.00%

PPM Managers GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

PPM Managers Partnership CI VII (A) LP	LPI	25.00%

PPM Ventures (Asia) Limited (In liquidation)	OS	100.00%	Gloucester Tower, 15 Queens Road, Central, Hong Kong

PPMC First Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prenetics Limited	PS	15.00%	7th Floor, Prosperity Millennia Plaza, 663 King's Road, North Point, Hong Kong

Property Partners (Two Rivers) Limited	OS	50.00%	Bow Bells House, 1 Bread Street, London, EC4M 9HH, UK

Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines

Pru Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong

Prudence Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Prudential (Cambodia) Life Assurance Plc	OS	100.00%	20th Floor, #445, Monivong Blvd, Boeung Prolit, 7 Makara, Phnom Penh Tower, Phnom Penh, Cambodia

Prudential / M&G UKCF GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Africa Holdings Limited	OS	100.00%

Prudential Africa Services Limited	OS	100.00%	5th Ngong Avenue, Nairobi, Kenya

Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712

Prudential Assurance Malaysia Berhad	OS	51.00%	Level 3, Menara Prudential, No. 10 Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia

Prudential Assurance Uganda Limited	OS	100.00%	Kampala Road, Kampala, Uganda

Prudential BSN Takaful Berhad	OS	49.00%	Level 8A, Menara Prudential, No. 10 Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia

Prudential Capital (Singapore) Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983

Prudential Capital plc	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Corporate Pensions Trustee Limited	OS	100.00%

Prudential Corporation Australasia Holdings Pty Limited	OS	100.00%	c/o Highgate Legal Pty Limited, 33 Lexington Drive, Bella Vista, NSW 2153, Australia

Prudential Corporation Holdings Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Credit Opportunities 1 SARL	OS	100.00%	1, Rue Hildegard von Bingen, L-1282 Luxembourg

Prudential Credit Opportunities GP SARL	OS	100.00%

Prudential Credit Opportunities Scsp	OS	100.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Prudential Development Management Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 45 Church Street, Birmingham, B3 2RT, UK

	PS	100.00%

Prudential Distribution Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK

Prudential Dublin Investments Limited (In liquidation)	OS	100.00%	IFSC, North Wall Quay, Dublin 1, D01 H104, Ireland

Prudential Dynamic 0 - 30 Portfolio	OS	29.81%	17 Rochester Row, London, SW1P 1QT, UK

Prudential Dynamic 10 - 40 Portfolio	OS	31.51%

Prudential Dynamic 20 - 55 Portfolio	OS	36.60%

Prudential Dynamic 40 - 80 Portfolio	OS	38.09%

Prudential Dynamic 60 - 100 Portfolio	OS	35.42%

Prudential Dynamic Focused 0 - 30 Portfolio	OS	61.66%

Prudential Dynamic Focused 20 - 55 Portfolio	OS	42.94%

Prudential Dynamic Focused 40 - 80 Portfolio	OS	28.38%

Prudential Dynamic Focused 60 - 100 Portfolio	OS	31.01%

Prudential Equity Release Mortgages Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Europe Assurance Holdings Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 90 St. Vincent Street, Glasgow, G2 5UB, UK

Prudential Financial Planning Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Five Limited	OS	100.00%

Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Prudential Global Services Private Limited	OS	100.00%	Prudential House, Mumbai, India

Prudential GP Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK

Prudential Greenfield GP LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Greenfield GP1 Limited	OS	100.00%

Prudential Greenfield GP2 Limited	OS	100.00%

Prudential Greenfield LP	LPI	100.00%

Prudential Greenfield SLP GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Prudential Group Pensions Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Group Secretarial Services Limited	OS	100.00%

Prudential Holborn Life Limited	OS	100.00%

Prudential Holdings Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK

Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong

Prudential International Assurance plc	OS	100.00%	Montague House, Adelaide Road, Dublin 2, D02 K039, Ireland

Prudential International Management Services Limited	OS	100.00%

Prudential International Staff Pensions Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Investment (Luxembourg) 2 SARL	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg

Prudential Investments Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential IP Services Limited	OS	100.00%

Prudential Life Assurance (Lao) Company Limited	OS	100.00%	Unit A, 6th Floor, Vientiane Plaza Hotel Office Building, Sailom Road, Hatsady Neua Village, Chanthabouly District, Vientiane Capital, Lao, PDR

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	9/9 Sathorn Building, 20th-27th Floor, South Sathorn Road, Yannawa, Sahtorn, Bangkok 10120, Thailand

Prudential Life Assurance Kenya Limited	OS	100.00%	5th Ngong Avenue, Nairobi, Kenya

Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Thabo Mbeki Road, Lusaka, Zambia

Prudential Life Insurance Ghana Limited	OS	100.00%	35 North Street, Accra, Ghana

Prudential Lifetime Mortgages Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK
	PS	100.00%

Prudential Loan Investments 1 SARL	OS	100.00%	1, Rue Hildegard von Bingen, L-1282 Luxembourg

Prudential Loan Investments GP SARL	OS	100.00%

Prudential Loan Investments SCSp	OS	100.00%

Prudential Mauritius Holdings Limited	OS	100.00%	Suite 450, 4th Floor, Barkly Wharf East, Le Caudan Waterfront, Port Louis, Mauritius

Prudential Mortgages Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Nominees Limited	OS	100.00%

Prudential Pensions Limited	OS	100.00%

Prudential Pensions Management Zambia Limited	OS	49.00%	Prudential House, Thabo Mbeki Road, Lusaka, Zambia

Prudential Polska sp. z.o.o	OS	100.00%	02-670 Warszawa, Pulawska 182, Poland

Prudential Portfolio Management Group Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Portfolio Managers (South Africa) (Pty) Limited	OS	49.99%	PO Box 44813, Claremont 7735, South Africa
	A Class OS	75.00%

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Prudential Portfolio Managers Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Properties Trusty Pty Limited	OS	100.00%	Darling Park Tower 2, 201 Sussex Street, Sydney, NSW 2000, Australia

Prudential Property Holding Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Property Investment Managers Limited	OS	100.00%

Prudential Property Investments Limited	OS	100.00%
	PS	100.00%

Prudential Protect Limited	OS	100.00%

Prudential Real Estate Investments 1 Limited	OS	100.00%

Prudential Real Estate Investments 2 Limited	OS	100.00%

Prudential Real Estate Investments 3 Limited	OS	100.00%

Prudential Retirement Income Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 90 St. Vincent Street, Glasgow, G2 5UB, UK
	PS	100.00%

Prudential Services Asia Sdn. Bhd.	OS	100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS	100.00%

Prudential Services Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Services Singapore Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881

Prudential Singapore Holdings Pte. Ltd.	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712

Prudential Staff Pensions Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Prudential Trustee Company Limited	OS	100.00%

Prudential UK Real Estate General Partner Limited	OS	100.00%

Prudential UK Real Estate LP	LPI	100.00%

Prudential UK Real Estate Nominee 1 Limited	OS	100.00%

Prudential UK Real Estate Nominee 2 Limited	OS	100.00%

Prudential UK Services Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK

Prudential Unit Trusts Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prudential Venture Managers Limited	OS	100.00%

Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor, Saigon Trade Centre, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam

Prudential Vietnam Finance Company Limited	OS	100.00%	23rd Floor, Saigon Trade Centre, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam

Prudential/M&G UK Companies Financing Fund LP	LPI	34.42%	Laurence Pountney Hill, London, EC4R 0HH, UK

Prutec Limited	OS	100.00%

PT. Eastspring Investments Indonesia	OS	99.95%	23rd Floor, Prudential Tower, JI. Jendral Sudirman Kav. 79, 12910, Jakarta Selatan, Indonesia

PT. Prudential Life Assurance	OS	94.62%

PVFC Financial Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong

PVM Partnerships Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Randolph Street LP	LPI	100.00%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA

REALIC of Jacksonville Plans, Inc	OS	100.00%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)	OS	100.00%	23rd Floor, Prudential Tower, JI. Jendral Sudirman Kav. 79, 12910, Jakarta Selatan, Indonesia

Reksa Dana Eastspring Investments Cash Reserve	U	100.00%

Reksa Dana Eastspring Investments IDR High Grade	OS	44.09%

Reksa Dana Eastspring Investments Value Discovery	OS	89.60%

Reksa Dana Eastspring Investments Yield Discovery	OS	79.21%

Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD	OS	99.90%

Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	OS	96.82%

Rhodium Investment Fund	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983

Rift GP 1 Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK

Rift GP 2 Limited	OS	100.00%

ROP, Inc	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

ScotAm Pension Trustees Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK

Scottish Amicable Finance plc	OS	100.00%

Scottish Amicable Holdings Limited	OS	100.00%

Scottish Amicable Life Assurance Society	No share capital	100.00%	Craigforth, Stirling, FK9 4UE, UK

Scottish Amicable Pensions Investments Limited	OS	100.00%

Scotts Spazio Pte. Ltd.	OS	45.00%	30 Cecil Street, #23-02, Prudential Tower, Singapore 049712

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Sealand (No 1) Limited	OS	100.00%	Lime Grove House, Green Street, St Helier, Jersey, JE1 2ST

Sealand (No 2) Limited	OS	100.00%

Sectordate Limited	OS	32.60%	5th Floor Cavendish House, 39 Waterloo Street, Birmingham, B2 5PP, UK

Selly Oak Shopping Park (General Partner) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Selly Oak Shopping Park (Nominee 1) Limited	OS	100.00%

Selly Oak Shopping Park (Nominee 2) Limited	OS	100.00%

SII Investments, Inc	OS	100.00%	5555, Grande Market Drive, Appleton, WI 54912, USA

Silverfleet Capital 2004 LP	LPI	100.00%	1 Royal Plaza, St Peters Port, Guernsey, GY1 2HL

Silverfleet Capital 2005 LP	LPI	100.00%

Silverfleet Capital 2006 LP	LPI	100.00%

Silverfleet Capital 2008 LP	LPI	100.00%

Silverfleet Capital 2009 LP	LPI	100.00%

Silverfleet Capital 2011/12 LP	LPI	100.00%

Silverfleet Capital II WPLF	LPI	100.00%

Smithfield Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

SM, LLC	LPI	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

Squire Capital I, LLC	MI	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Squire Capital II, LLC	OS	100.00%

Squire Reassurance Company II, Inc	OS	100.00%	40600 Ann Arbor Road, East Suite 201, Plymouth, MI 48170, USA

Squire Reassurance Company, LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
	PS (A & B)	100.00%

St Edward Homes Limited	OS	50.00%	Berkeley House, 19 Portsmouth Road, Cobham, Surrey, KT11 1JG, UK

St Edwards Strand Partnership	OS	50.00%

Stableview Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Staple Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand

Staple Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Thanachart Life Assurance Public Company Limited (In liquidation)	OS	99.93%	9/9 Sathorn Building, 25th Floor, South Sathorn Road, Yannawa, Sahtorn, Bangkok 10120, Thailand

The Car Auction Unit Trust	OS	50.00%	Dorey Court, Admiral Park, St. Peter Port, Guernsey, GY1 2HT

The First British Fixed Trust Company Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

The Greenpark (Reading) LP	LPI	100.00%

The Heights Management Company Limited	OS	50.00%

The Hub (Witton) Management Company Limited (In liquidation)	OS	100.00%

The St Edward Homes Partnership	OS	49.95%	Berkeley House, 19 Portsmouth Road, Cobham, Surrey, KT11 1JG, UK

The Strand Property Unit Trust	LPI	50.00%	Liberte house, 19-23 La Motte Street, St Helier, Jersey, JE2 4SY

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation

The Two Rivers Trust	OS	50.00%

Three Snowhill Birmingham SARL	OS	100.00%	5, rue Guillaume Kroll, L-1882, Luxembourg

Two Rivers LP	LPI	50.00%	Bow Bells House, 1 Bread Street, London, EC4M 9HH, UK

Two Snowhill Birmingham SARL	OS	100.00%	5, rue Guillaume Kroll, L-1882, Luxembourg

US Strategic Income Bond Fund D USD Acc	OS	96.36%	26, Boulevard Royal, L-2449, Luxembourg

VFL International Life Company SPC, Ltd.	OS	100.00%	171 Elgin Avenue, Grand Cayman, Cayman Islands

Warren Farm Office Village Limited (In liquidation)	OS	100.00%	c/o Mazars LLP, 45 Church Street, Birmingham, B3 2RT, UK

Wessex Gate Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Westwacker Limited	OS	100.00%

Wynnefield Private Equity Partners I, LP	LPI	99.00%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA

Wynnefield Private Equity Partners II, LP	LPI	99.00%	1209 Orange Street, Wilmington, DE 19801, USA

Zenith-Prudential Life Insurance Company Limited	OS	51.00%	Plot 280, Ajose Adeogun Street, Victoria Island, Nigeria